Income Taxes	12 Months Ended
Jun. 29, 2014
Income Taxes

Income Taxes

The provision for income taxes consisted of the following (thousands of dollars):

	2014	2013	2012
Currently payable:
Federal	$4,811	$(561)	$2,116
State	252	185	219
Foreign	2,164	1,895	1,200
	7,227	1,519	3,535
Deferred tax provision	1,447	3,847	54
	$8,674	$5,366	$3,589

The items accounting for the difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes were as follows:

	2014	2013	2012
US statutory rate	34.5%	34.0%	34.1%
State taxes, net of Federal tax benefit	1.0	2.0	(0.1)
Foreign subsidiaries	(0.9)	(2.2)	(3.7)
Non-controlling interest	(3.5)	(3.1)	(7.3)
Valuation allowance	—	(1.0)	—
Other	0.1	2.1	(0.3)
	31.2%	31.8%	22.7%

The components of deferred tax assets and (liabilities) were as follows (thousands of dollars):

	June 29, 2014	June 30, 2013
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$216	$185
Payroll-related accruals	2,049	1,789
Environmental reserve	517	523
Inventory reserve	720	486
Allowance for doubtful accounts	185	185
Accrued warranty	966	703
Other	1,018	396
	$5,671	$4,267
Deferred income taxes-noncurrent:
Accrued pension obligations	$(11,741)	$(10,572)
Unrecognized pension and postretirement benefit plan liabilities	10,038	11,305
Accumulated depreciation	(4,967)	(4,256)
Stock-based compensation	692	854
Postretirement obligations	171	325
NOL/credit carry-forwards	143	159
Other	537	1,176
	$(5,127)	$(1,009)

Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered.

State operating loss and credit carry-forwards at June 29, 2014 resulted in future benefits of approximately $143,000. These operating loss carry-forwards expire starting 2021 through 2024. We believe that it is more likely than not that the results of future operations will generate sufficient taxable income and foreign source income to realize the deferred tax assets.

Foreign income before the provision for income taxes was $6.6 million in 2014, $6.0 million in 2013 and $5.3 million in 2012. No provision for Federal income taxes was made on earnings of foreign subsidiaries and joint ventures that are considered permanently invested or that would be offset by foreign tax credits upon distribution. Such undistributed earnings at June 29, 2014 were approximately $26.9 million.

The total liability for unrecognized tax benefits was $1.4 million as of June 29, 2014 and $1.7 million as of June 30, 2013 and was included in Other Long-term Liabilities in the accompanying Consolidated Balance Sheets. This liability includes approximately $1.3 million of unrecognized tax benefits at June 29, 2014 and $1.5 million at June 30, 2013 and approximately $113,000 of accrued interest at June 29, 2014 and $195,000 at June 30, 2013. This liability does not include an amount for accrued penalties. The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was approximately $861,000 at June 29, 2014 and $1.0 million at June 30, 2013. We recognize interest and penalties related to unrecognized tax benefits in the provision for income taxes.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended June 29, 2014 and June 30, 2013 (thousands of dollars):

	Year Ended
	June 29, 2014	June 30, 2013
Unrecognized tax benefits, beginning of year	$1,510	$1,541
Gross increases – tax positions in prior years	—	—
Gross decreases – tax positions in prior years	(215)	(47)
Gross increases – current period tax positions	59	51
Tax Years Closed	(65)	(35)
Unrecognized tax benefits, end of year	$1,289	$1,510

We or one of our subsidiaries files income tax returns in the United States (Federal), Wisconsin (state), Michigan (state) and various other states, Mexico and other foreign jurisdictions. Tax years open to examination by tax authorities under the statute of limitations include fiscal 2009 through 2014 for Federal, fiscal 2010 through 2014 for most states and calendar 2009 through 2013 for foreign jurisdictions. It is reasonably possible that certain unrecognized tax benefits may either be settled with taxing authorities or the statutes of limitations for these unrecognized tax benefits may lapse within the next 12 months, causing our gross unrecognized tax benefits to decrease by a range of $700,000 to $800,000.